Acquisitions And Development (Table)	12 Months Ended
Dec. 31, 2012
Acquisitions And Development [Abstract]
Schedule Of Business Acquisition Of The Wholly-Owned Property

Dowell, Maryland Hilton Garden Inn
Acquisition date	May 25, 2012
Land	$1,400
Building and improvements	9,735
Furniture and equipment	365

Investment in hotel	$11,500

Purchase price	$11,500

Acquisition costs, included in Acquisition, termination expense	$162